COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

(a) Commitments

As of June 30, 2024, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB246, which is expected to be incurred within one to two years.

(b) Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of the Group’s business, including lease contract terminations and disputes, and management agreement disputes. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements. As of June 30, 2024, there are no accrued contingent liabilities from such proceedings.